Consolidated Statements of Operations and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Expenses
Research and development	$ 561	$ 32,450	$ 4,577
Consulting fees	1,335	1,923	4,014
Professional fees	215	634	501
Other operating costs	116	485	96
Bank charges and interest	32	552	7
Operating expense	2,259	36,044	9,195
Realized gain on sale of investment	(126,000)	0	0
Gain on restating retained interest in associate at fair value	0	(49,864)	0
Share of losses in associate	0	14,461	0
Net income (loss)	123,741	16,299	(5,706)
Other comprehensive income
Gain on investment transferred to retained earnings on disposal of investment	(24,515)	0	0
Unrealized gain on investment, available for sale	0	24,547	0
Total comprehensive Income (loss) for year	99,226	23,906	(9,195)
Net income (loss) attributable to :
Owners of the Company	123,741	16,299	(5,706)
Non-controlling interest	0	(16,940)	(3,489)
Net comprehensive Income (loss) attributable to :
Owners of the Company	99,226	40,846	(5,706)
Non-controlling interest	$ 0	$ (16,940)	$ (3,489)
Basic and diluted income (loss) per share (Actual)
Basic	$ 0.46	$ 0.06	$ (0.02)
Diluted	$ 0.46	$ 0.06	$ (0.02)